Investments	12 Months Ended
Dec. 31, 2021
Investments
Investments	Investments
a) Breakdown
The detail, by company, of Investments is as follows:

EUR million
	2021	2020	2019
Associated entities	5,833	6,130	7,447
Merlin Properties, SOCIMI, S.A.	1,640	1,581	1,511
Metrovacesa, S.A.	1,087	1,157	1,226
Caceis (note 3)	975	1,077	1,010
Zurich Santander Insurance America, S.L. - Consolidated	826	955	1,009
CNP Santander	418	439	402
Ebury Partners Limited (note 3)	394	388	—
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.) (note 3)	—	—	409
Project Quasar Investment 2017 S.L.*	—	—	1,351
Other companies	493	533	529

Joint Ventures entities	1,692	1,492	1,325
Santander Vida Seguros y Reaseguros, S.A. (note 3)	378	381	170
Santander Caceis Latam Holding 1, S.L. - Consolidated (previously Santander Securites Services Latam Holding, S.L)	334	326	349
U.C.I., S.A. - Consolidated	228	168	206
Fortune Auto Finance Co., ltd	222	172	155
Hyundai Capital UK Limited	201	151	135
Banco RCI Brasil S.A.	92	88	116
Other companies	237	206	194

Total Associated entities and Joint ventures	7,525	7,622	8,772
*    At 31 December 2021 and 2020, the Group did not hold significant influence over this company, despite holding a 49% interest in it, since it did not meet any of the requirements established in the Standard by which an entity is considered to exercise significant influence over another.
Of the entities included above, at 31 December 2021, the entities Merlin Properties, SOCIMI, S.A, Metrovacesa S.A. and Compañía Española de Viviendas en Alquiler, S.A. are the only listed companies.
Below is a breakdown of the Goodwill of the main investments in joint ventures and associates included in the balance of this heading:

EUR million
	2021	2020	2019
Goodwill	1,723	1,862	2,043
Of which:
Zurich Santander Insurance America, S.L. - Consolidated	526	526	526
Caceis	337	337	466
b) Changes
The changes in the investments were as follows:

EUR million
	2021	2020	2019
Balance at beginning of year	7,622	8,772	7,588
Acquisitions (disposals) of companies and capital increases (reductions)	94	676	(123)
Of which:
Ebury Partners Limited (note 3)	—	409	—
Santander Vida Seguros y Reaseguros, S.A. (note 3)	—	219	—
Changes in the consolidation method (note 3)	—	(1,359)	1,368
Of which:
Project Quasar Investments 2017, S.L.	—	(956)	—
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.) (note 3)	—	(409)	—
Caceis	—	—	1,010
Santander CACEIS Latam Holding 1, S.L. - Consolidado (former Santander Securities Services Latam Holding, S.L.)	—	—	349
Effect of equity accounting	432	(96)	324
Dividends distributed and reimbursements of share premium	(662)	(186)	(407)
Of which:
Zurich Santander Insurance America S.L. - Consolidated	(230)	(80)	(158)
Caceis	(144)	—	—
CNP Santander	(60)	—	(37)
Metrovacesa, S.A.	(60)	—	(25)
Santander Vida Seguros y Reaseguros, S.A.- Consolidado	(31)	(37)	(29)
Merlin Properties, SOCIMI, S.A.	(52)	(17)	(53)
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.) (note 3)	—	—	(52)
Other global result	(13)	(1)	5
Exchange differences and other changes	52	(184)	17
Balance at end of year	7,525	7,622	8,772
c) Impairment adjustments
During the years 2021, 2020 and 2019 there was no evidence of significant impairment in the Group's associated interests.
d) Other information
A summary of the financial information at the end of December 2021 of the main associates and joint ventures (obtained from the information available at the date of preparation of the consolidated financial statements) is shown below:

EUR million
	Associates						Joint ventures
	Merlin Properties, SOCIMI, S.A.*	Metrovacesa, S.A.*	Caceis (note 3)	Zurich Santander Insurance América, S.L. - Consolidated	CNP Santander	Ebury Partners Limited (note 3)**	Santander Caceis Latam Holding, S.L. - Consolidated	U.C.I., S.A. - Consolidated	Hyundai Capital UK Limited	Fortune Auto Finance Co., LTD	Santander Vida Seguros y Reaseguros, S.A.- Consolidated (note 3)	Banco RCI Brasil S.A.
Current assets	416	2,452	51,995	704	155	688	151	368	1,837	670	112	5
Non current assets	13,062	475	70,137	12,785	2,174	93	385	10,963	2,501	2,511	1,666	1,694
Total assets	13,478	2,927	122,132	13,489	2,329	781	536	11,331	4,338	3,181	1,778	1,699
Current liabilities	180	485	7,708	259	19	768	124	55	1,619	34	193	50
Non current liabilities	6,602	262	110,259	12,441	1,878	28	9	10,856	2,317	2,702	932	1,408
Total liabilities	6,782	747	117,967	12,700	1,897	796	133	10,911	3,936	2,736	1,125	1,458
Attributable profit for the period	56	(164)	187	291	86	(69)	39	6	79	61	76	25
Other accumulated comprehensive income	(16)	—	24	(675)	2	1	(288)	(11)	5	25	1	(228)
Rest of equity	6,656	2,344	3,954	1,173	344	53	652	425	318	359	576	444
Total Equity	6,696	2,180	4,165	789	432	(15)	403	420	402	445	653	241
Total liabilities and equity	13,478	2,927	122,132	13,489	2,329	781	536	11,331	4,338	3,181	1,778	1,699
	—	—	—	—	—	—	—	—	—	—	—	—
Ordinary activities income	417	150	2,196	3,841	785	124	115	239	845	278	763	165
Profit (loss) from continuing operations	56	(164)	187	291	86	(69)	39	6	79	61	76	25
Profit (loss) for the year from discontinuing operations	—	—	—	—	—	—	—	—	—	—	—	—
*    Data as of 31 December 2020, latest accounts available.
**    Data as of 30 April 2021, latest accounts available.